Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in hand	₺ 131	₺ 144
Banks	10,238,310	7,413,113
Demand deposits	632,022	587,007
Time deposits	9,606,288	6,826,106
Other cash and cash equivalents	274	5,982
Cash and cash equivalents	₺ 10,238,715	₺ 7,419,239	₺ 4,712,333	₺ 6,052,352